Segmented information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segmented information
22. Segmented information
The Company operated under one segment, the marketing and distribution of commercial products until the acquisition of Marley Drug on December 17, 2020 as described in note 6. After December 17, 2020, the Company operated under two segments, the marketing and distribution of commercial products and the operation of a retail and mail order pharmacy.
Revenue generated from external customers for the years ended December 31, 2020, 2019 and 2018 was 100% from sales to customers in the United States.
During the year ended December 31, 2020, 100% of total revenue from the marketing and distribution of commercial products was generated from fourteen customers. Customer A accounted for 37%, Customer B accounted for 25%, Customer C accounted for 34% and the remaining ten customers accounted for approximately 4% of revenue.
During the year ended December 31, 2019, 100% of total revenue from the marketing and distribution of commercial products was generated from thirteen customers. Customer A accounted for 38%, Customer B accounted for 28%, Customer C accounted for 28% and the remaining ten customers accounted for approximately 6% of revenue.
During the year ended December 31, 2018, 100% of total revenue from the marketing and distribution of commercial products was generated from eight customers. Customer A accounted for 33%, Customer B accounted for 28%, Customer C accounted for 33% and Customer D accounted for 6% and the remaining five customers accounted for less than 1% of revenue.
The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

As at December 31	2020	2019
Canada	$986	$1,282
United States	10,131	—
Barbados	7,105	9,599

	$18,222	$10,881

Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2020:

	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$11,270	$340	$11,610

Operating expenses	(19,386)	(331)	(19,717)

Finance income (expense), net	767	(2)	765
Foreign exchange gain, net	497	—	497
Net loss before income taxes	$(6,852)	$7	$(6,845)